Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0000777917
Registrant Name	Pruco Life Insurance Company
Registration File Number	333-288504
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A